Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Significant Accounting Policies [Abstract]
Schedule of Basic and Diluted Net Income Per Share

The following table presents a reconciliation of the numerator and denominator used to compute basic and diluted net income per share for each class of ordinary shares:

	For the Three Months Ended March 31, 2026		For the Three Months Ended March 31, 2025
	Class A	Class B	Class A	Class B
Numerator:
Allocation of net income basic and diluted	$786,103	$248,030	$1,100,629	$347,268
Denominator:
Basic and diluted weighted average ordinary shares outstanding	18,488,125	5,833,333	18,488,125	5,833,333
Basic and diluted net income per ordinary share	$0.04	$0.04	$0.06	$0.06

The following table presents a reconciliation of the numerator and denominator used to compute basic and diluted net income (loss) per share for each class of ordinary shares:

	For the Year Ended December 31, 2025		For the period from June 19, 2024 (inception) through December 31, 2024
	Class A	Class B	Class A	Class B
Basic net income (loss) per share:
Numerator:
Allocation of net income (loss) basic	$3,814,116	$1,203,422	$(27,691)	$(44,200)
Denominator:
Basic and diluted weighted average ordinary shares outstanding	18,488,125	5,833,333	3,223,571	5,145,299
Basic and diluted net income (loss) per ordinary share	$0.21	$0.21	$(0.01)	$(0.01)

Schedule of Class A Ordinary Shares Subject to Possible Redemption	As of March 31, 2026 and December 31, 2025, the Class A ordinary shares subject to possible redemption reflected in the condensed consolidated balance sheets are reconciled in the following table:
Class A ordinary shares subject to possible redemption, December 31, 2024	$176,597,270
Plus:
Accretion for common stock to redemption amount	7,188,186
Class A ordinary shares subject to possible redemption, December 31, 2025	183,785,456
Plus:
Accretion for common stock to redemption amount	1,548,784
Class A ordinary shares subject to possible redemption, March 31, 2026	$185,334,240
As of December 31, 2025 and 2024, the Class A ordinary shares subject to possible redemption reflected in the balance sheets are reconciled in the following table:
Gross proceeds	$175,000,000
Less:
Proceeds allocated to Public Warrants	(525,000)
Proceeds allocated to over-allotment option	(312,296)
Class A ordinary shares issuance costs	(10,956,268)
Plus:
Remeasurement of carrying value to redemption value	13,390,834
Class A ordinary shares subject to possible redemption, December 31, 2024	$176,597,270
Plus:
Accretion for common stock to redemption amount	7,188,186
Class A ordinary shares subject to possible redemption, December 31, 2025	$183,785,456